Promissory Notes - Additional Information (Detail) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Outstanding promissory notes	$ 5,000	$ 30,000	$ 29,942
Promissory Notes Due in 2012 [Member]
Debt Instrument [Line Items]
Annual interest rate	10.00%	10.00%
As Previously Reported [Member]
Debt Instrument [Line Items]
Outstanding promissory notes			$ 30,000